Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financial result
Finance expense	€ (425)	€ (6,175)	€ (1,586)	€ (6,333)
Interest expense on lease liabilities	(286)	(33)	(866)	(103)
Interest expense from the application of the effective interest rate method	(139)	(1,475)	(395)	(2,625)
Expense from revaluation of derivative financial instruments		(4,664)	(325)	(2,827)
Fair value valuation of financial assets				(773)
Other		(3)		(5)
Finance income	44	8	107	610
Payout of bond funds				77
Interest income from term deposits	34
Income from revaluation of derivative financial instruments	7			516
Fair value valuation of financial assets			100
Other	3	8	7	17
Financial result	€ (381)	€ (6,167)	€ (1,479)	€ (5,723)